[State Farm Life Insurance Company Letterhead]

                                  May 2, 2005

BY EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE: State Farm Life Insurance Company Variable Life Separate Account (File No. 333-19521)

Ladies and Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a statement of additional information pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of statement of additional information that would have been filed would not have differed from the statement of additional information contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 28, 2005.

     Please contact the undersigned at 309-766-4288 if you have any questions about this filing.

                                         Sincerely,

                                         /s/ Kevin L. McMullen

                                         Kevin L. McMullen
                                         Counsel